Third Avenue Variable Series Trust
                          622 Third Avenue, 32nd Floor
                               New York, NY 10017




VIA EDGAR
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May 4, 2004

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Third Avenue Variable Series Trust
     File Nos. 333-81141 and 811-09395

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 15, 2004 with an effective date of April 30, 2004.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (212) 906-1190.

Very truly yours,

/s/ W. JAMES HALL III
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W. James Hall III
General Counsel